Capital Stock Quarterly Dividend (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Quarterly Cash Dividend [Line Items]
Dividends, Common Stock, Cash	$ 23,555	$ 23,620	$ 24,100	$ 71,275
Regular Cash Dividend
Quarterly Cash Dividend [Line Items]
Common Stock, Dividends, Per Share, Declared	$ 0.25	$ 0.25	$ 0.25	$ 0.75
Successor | Regular Cash Dividend
Quarterly Cash Dividend [Line Items]
Common Stock, Dividends, Per Share, Declared				$ 0.75	$ 0.00	$ 0.00